Schedule of Investments (unaudited) January 31, 2022	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.6%
Locaweb Servicos de Internet SA(a)(b)	970,094	$1,772,078

France — 10.2%
EssilorLuxottica SA	48,215	9,121,575
LVMH Moet Hennessy Louis Vuitton SE	11,475	9,425,304
Schneider Electric SE	68,060	11,529,045

		30,075,924

India — 3.8%
HDFC Bank Ltd.	559,545	11,253,059

Japan — 3.9%
Sony Group Corp.	102,600	11,477,705

Spain — 3.0%
Cellnex Telecom SA(b)	191,174	8,668,897

Switzerland — 2.1%
Logitech International SA, Registered Shares	73,162	6,147,768

United Kingdom — 8.3%
Prudential PLC	639,429	10,778,038
Reckitt Benckiser Group PLC	169,663	13,746,453

		24,524,491
United States — 68.4%
Amazon.com, Inc.(a)	4,603	13,769,736
American Express Co.	70,554	12,687,020
Boston Scientific Corp.(a)	356,354	15,287,587
Cadence Design Systems, Inc.(a)	51,136	7,779,831
Charles Schwab Corp.	98,907	8,674,144
Chart Industries, Inc.(a)(c)	52,639	6,415,115
Cognex Corp.	73,720	4,899,431
Evoqua Water Technologies Corp.(a)	177,664	7,195,392
Intercontinental Exchange, Inc.	96,570	12,231,556
Intuit, Inc.	13,743	7,630,526
Intuitive Surgical, Inc.(a)	20,238	5,751,235
Mastercard, Inc., Class A	39,341	15,200,576
Microsoft Corp.	53,125	16,520,812
Natera, Inc.(a)	61,602	4,352,181
Otis Worldwide Corp.	122,771	10,488,326
Synchrony Financial	238,618	10,162,741
Thermo Fisher Scientific, Inc.	14,749	8,573,594
T-Mobile US, Inc.(a)	92,896	10,048,560
UnitedHealth Group, Inc.	30,915	14,609,502
Walt Disney Co.(a)	63,030	9,011,399

		201,289,264

Total Common Stocks — 100.3% (Cost: $225,863,488)		295,209,186

Security	Par (000)	Value

Corporate Bonds

China — 0.0%

China Milk Products Group Ltd., 0.00%, 01/15/49(a)(d)(e)(f)	$1,000	$1,000

Total Corporate Bonds — 0.0% (Cost: $1,000,000)		1,000

Total Long-Term Investments — 100.3% (Cost: $226,863,488)		295,210,186

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	76,354	76,354
SL Liquidity Series, LLC, Money Market Series, 0.17%(g)(h)(i)	495,550	495,599

Total Short-Term Securities — 0.2% (Cost: $571,953)		571,953

Total Investments — 100.5% (Cost: $227,435,441)		295,782,139

Liabilities in Excess of Other Assets — (0.5)%		(1,418,900)

Net Assets — 100.0%		$294,363,239

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Horizon Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$759,284	$—		$(682,930	)(a)	$—	$—	$76,354	76,354	$51		$—
SL Liquidity Series, LLC, Money Market Series	—	495,600	(a)	—		(1)	—	495,599	495,550	586	(b)	—

						$(1)	$—	$571,953		$637		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$1,772,078	$—	$—	$1,772,078
France	—	30,075,924	—	30,075,924
India	—	11,253,059	—	11,253,059
Japan	—	11,477,705	—	11,477,705
Spain	—	8,668,897	—	8,668,897
Switzerland	—	6,147,768	—	6,147,768
United Kingdom	—	24,524,491	—	24,524,491
United States	201,289,264	—	—	201,289,264
Corporate Bonds	—	1,000	—	1,000

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds.	$ 76,354	$ —	$ —	$ 76,354

	$ 203,137,696	$ 92,148,844	$ —	295,286,540

Investments Valued at NAV(a)				495,599

				$ 295,782,139

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

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